Cash Flows Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	$ 223,982,006	$ 7,976,569	$ 198,147,734	$ 76,511,879
Beginning balance			208,132,097
Net financing cash flows	(9,129,670)	(325,131)	15,104,066	101,653,172
Interest under operating activities	111	4	1,766
Rent expense under operating activities	(7,729)	(275)
Lease liabilities	584,642	20,821	536,216
Non-cash changes
Acquisition of subsidiaries (Note 29)	990,023	35,257	2,508,101	24,157,174
Bonds conversion				(4,457,191)
Reclassification for the application of IFRS 9				(1,301,994)
Amortization of issuance cost	171,232	6,098	200,673	216,973
Disposal of subsidiaries (Note 30)	(4,694,352)	(167,178)
Effects of foreign currency exchange	(2,530,260)	(90,110)	(2,261,592)	1,367,721
Adjustments for government subsidy	41,650	1,483
Lease modifications	(289,687)	(10,316)	(239,321)
Ending balance	209,117,966	7,447,222	223,982,006	198,147,734
Short-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	40,572,329	1,444,883	43,263,469	17,962,471
Beginning balance			47,163,103
Net financing cash flows	(1,502,323)	(53,502)	(4,683,142)	22,327,813
Reclassification of foreign currency borrowings which lift to hedge foreign currency equity instruments	(3,850,000)	(137,108)	(1,499,000)
Non-cash changes
Acquisition of subsidiaries (Note 29)	356,417	12,693	656,820	3,619,858
Reclassification for the application of IFRS 9				(1,301,994)
Effects of foreign currency exchange	(978,565)	(34,849)	(1,065,452)	655,321
Ending balance	34,597,858	1,232,117	40,572,329	43,263,469
Bonds payable [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	36,522,155	1,300,647	16,985,936	23,142,780
Beginning balance			16,985,936
Net financing cash flows	19,717,149	702,178	19,279,033	(6,185,600)
Non-cash changes
Acquisition of subsidiaries (Note 29)			245,664	4,457,191
Bonds conversion				(4,457,191)
Amortization of issuance cost	14,250	507	11,522	28,756
Ending balance	56,253,554	2,003,332	36,522,155	16,985,936
Long-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	141,078,598	5,024,168	137,898,329	35,406,628
Beginning balance			137,898,329
Net financing cash flows	(26,500,139)	(943,737)	1,144,731	85,510,959
Reclassification of foreign currency borrowings which lift to hedge foreign currency equity instruments	3,850,000	137,108	1,499,000
Non-cash changes
Acquisition of subsidiaries (Note 29)			1,523,968	16,080,125
Amortization of issuance cost	156,982	5,591	189,151	188,217
Disposal of subsidiaries (Note 30)	(4,693,682)	(167,154)
Effects of foreign currency exchange	(1,542,685)	(54,939)	(1,176,581)	712,400
Adjustments for government subsidy	41,650	1,483
Ending balance	112,390,724	4,002,520	141,078,598	$ 137,898,329
Lease liabilities [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	5,808,924	206,871
Beginning balance			6,084,729
Net financing cash flows	(844,357)	(30,070)	(636,556)
Interest under operating activities	111	4	1,766
Rent expense under operating activities	(7,729)	(275)
Lease liabilities	584,642	20,821	536,216
Non-cash changes
Acquisition of subsidiaries (Note 29)	633,606	22,564	81,649
Disposal of subsidiaries (Note 30)	(670)	(24)
Effects of foreign currency exchange	(9,010)	(322)	(19,559)
Lease modifications	(289,687)	(10,316)	(239,321)
Ending balance	$ 5,875,830	$ 209,253	$ 5,808,924